UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

Viridi Bitcoin Miners ETF

Annual Report

May 31, 2022

VIRIDI BITCOIN MINERS ETF

i

VIRIDI BITCOIN MINERS ETF

LETTER TO SHAREHOLDERS

MAY 31, 2022

Dear valued shareholder,

Thank you for your investment in the Viridi Bitcoin Miners ETF (“RIGZ” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception (July 20, 2021) through May 31, 2022.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing exclusively in the Bitcoin mining vertical. Virdi Funds acts as sub-advisor to RIGZ.

For the fiscal period, RIGZ was down 42.98% at its market price and 42.9% at net asset value. Over the period, RIGZ slightly underperformed the HI Crypto Mining Stock Index*, which was down 41.11%.

In the third and fourth quarters of 2021, the Fund strongly appreciated in line with the price of Bitcoin. Bitcoin mining companies were operating at incredibly high margins and executing on their expansion projects. Bitcoin had a weak start to 2022, however its downward trajectory intensified around the time of Russia’s invasion of Ukraine, inflationary shocks, and fears of a global recession, resulting in capitulation around the time of the Fund’s fiscal year end. Crytpo mining stocks plummeted on the back of these developments, performing worse than Bitcoin itself as fears circulated of another “crypto winter”, a prolonged period of low prices and poor crypto mining profitability. Despite current sentiment, we remain long term believers in Bitcoin as well as the Bitcoin mining industry that underpins this network. Bitcoin adoption is still in its infancy, and we believe its infrastructure has a long runway of growth ahead of it.

In response to changing market conditions and depressed Bitcoin mining economics, we have positioned the Fund towards what we believe are the lowest breakeven operators in the industry with robust balance sheets and the economies of scale necessary to weather a “crypto winter”.

The largest contributors to RIGZ’s performance during the period were Hut 8 Mining Corp, Northern Data, and TAAL.

The largest detractors to RIGZ’s performance during the period were Core Scientific, Bitfarms, and Riot Blockchain.

RIGZ made a $3.9871 distribution to shareholders on January 4, 2022, to comply with IRS sections 1291-1298 regarding Passive Foreign Investment Company (“PFIC”) tax treatment. The unusually large distribution was due to outsized, unrealized gains in non-US companies as of October 31, 2021, the time of the PFIC testing. The portfolio is currently positioned to minimize future PFIC liabilities.

We appreciate your continued investment in the Fund.

Sincerely,

Wes Fulford

Chief Executive Officer

Viridi Funds

*	HI Crypto Mining Stock Index: A comprehensive index of Bitcoin mining-related stocks of public mining rig manufacturers, foundries, and miners on the market.

VIRIDI BITCOIN MINERS ETF

LETTER TO SHAREHOLDERS (CONTINUED)

MAY 31, 2022

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by clicking here for RIGZ. Read it carefully before investing.

Please see schedule of investments for a complete list of fund holdings

Investments involve risks. Principal loss is possible. ETFs may trade at a premium or discount to their net asset value. Redemptions are limited and often brokerage commissions are charged on each trade which may reduce returns. The Fund will not invest directly in cryptocurrencies however it invests in companies involved in the cryptocurrency industry such as mining and manufacturers which can be very volatile. There is no assurance that the cryptocurrency network or service providers will continue in existence or grow. Technology companies may have limited product lines, financial resources and could face intense competition and rapid product obsolescence. Cryptocurrency functionality relies on the Internet and a significant disruption of connectivity could impede functionality and the risk of fraud or cyber-attack which could have adverse effect on the Fund’s investments.

Cryptocurrencies are subject to supply and demand so it is unclear how it will be impacted by geopolitical events. Nevertheless, political, health or economic crises may motivate large-scale acquisitions or sales of cryptocurrency either globally or locally. Large movements in the price of cryptocurrencies could create volatility and negatively impact the value of the Fund.

Cryptocurrencies exchanges are new and largely unregulated without any central authority or backing by any government or banks.

Cryptocurrency is not legal tender and may experience very high volatility or be more exposed to fraud, glitches or stop operating.

Cryptocurrencies currently face an uncertain regulatory landscape and are rapidly evolving in not only the United States but also in many foreign jurisdictions. The adoption of laws and regulations that affect the industry could ultimately have a negative impact or impede the growth of the companies the fund invests in.

Investments in foreign securities and depositary receipts are subject to special risks including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, regulatory risks; and foreign market and trading risks. Depositary receipts represent shares of foreign based corporations and may be less liquid than the underlying shares in their primary trading market.

The Fund may invest in companies that have recently completed an IPO (initial public offering), are derived from a SPAC (SpecialPurpose Acquisition Company) or result from a Reverse Merger. These companies may be unseasoned and lack a trading history and track record. IPOs and stocks derived from SPACS or Reverse Mergers are thus often subject to extreme price volatility and speculative trading.

The fund invests in micro-, small-, and mid-capitalization sized companies which could have less liquidity and lower-trading volumes which tend to make their market price fall more in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

The Fund’s crypto mining investments will be screened with clean energy criteria. Given the high energy usage of the crypto mining industry, the Sub-Adviser will evaluate crypto mining companies by focusing on their actions that will reduce the negative environmental impacts of mining. The Sub-Adviser will also consider purchased carbon offsets and other actions promoting environmental sustainability. There can be no assurance that this strategy will be successful for the Fund.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single or smaller number of issuers than if it were a diversified fund. The Fund was recently organized with limited operating history and track record on which to base an investment decision.

The Fund is distributed by Quasar Distributors, LLC. The Sub-Adviser (Viridi Funds) provides clean energy screening.

VIRIDI BITCOIN MINERS ETF

Viridi Bitcoin Miners ETF

Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
Viridi Bitcoin Miners ETF	(42.90%)
HI Crypto Mining Stock Index	(41.11%)

*	This chart assumes an initial gross investment of $10,000 made on July 19, 2021. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

VIRIDI BITCOIN MINERS ETF

Tabular Presentation of Schedule of Investments

As of May 31, 2022 (Unaudited)

Viridi Bitcoin Miners ETF

Sector[1]	% of Net Assets
Cyrpto-Miner	81.3%
Semiconductor	18.2%
Other[2]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations represent the investment adviser’s internal sector classifications.

2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

VIRIDI BITCOIN MINERS ETF

INDEX OVERVIEW (UNAUDITED)

MAY 31, 2022

HI Crypto Mining Stock Index

The Index uses a quantitative, rules-based methodology to identify and weight a portfolio of approximately 50 crypto mining equity securities with the potential for capital appreciation.

The Universe - Construction of the Index begins with the universe of stocks that have a business line that generates revenue from cryptocurrency mining. The universe of stocks includes manufacturers that produce ASICs and GPUs (“Manufacturer” and “Manufacturers”), and companies that engage directly in mining cryptocurrency or hosting clients who engage in cryptocurrency mining (“Miner” and “Miners”).

Viridi Bitcoin Miners ETF
Schedule of Investments
May 31, 2022

Shares		Value
COMMON STOCKS - 99.4%
Australia - 7.6%
62,084	Iris Energy Ltd. ADR (a)	$368,779
124,410	Mawson Infrastructure Group, Inc. (a)(b)	302,316
		671,095
Canada - 23.3%
422,507	Bitfarms Ltd. (a)(b)	848,454
131,124	Digihost Technology, Inc. (a)(b)	247,766
989,390	DMG Blockchain Solutions, Inc. (a)	308,977
48,913	Hive Blockchain Technologies Ltd. (a)	213,850
168,189	Hut 8 Mining Corp. (a)(b)	434,817
		2,053,864
Cayman Islands - 4.0%
196,088	Bit Digital, Inc. ADR (a)(b)	349,037

Republic of Korea - 4.3%
280	Samsung Electronics Co., Ltd. ADR	375,620

Taiwan - 4.5%
4,119	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	392,541

United Kingdom - 7.5%
1,013,322	Argo Blockchain PLC (a)	663,979

United States - 48.2%
3,992	Advanced Micro Devices, Inc. (a)	406,625
93,535	Cleanspark, Inc. (a)(b)	550,921
191,735	Core Scientific, Inc. (a)(b)	676,825
50,680	Greenidge Generation Holdings, Inc. (a)	242,250
35,986	Marathon Digital Holdings, Inc. (a)(b)	368,137
2,280	NVIDIA Corp.	425,721
105,834	Riot Blockchain, Inc. (a)	760,946
130,575	Stronghold Digital Mining, Inc. (a)(b)	421,757
121,710	Terawulf, Inc. (a)	388,255
		4,241,437
	TOTAL COMMON STOCKS (Cost $18,130,914)	8,747,573

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.3%
2,669,263	First American Government Obligations Fund - Class X, 0.66% (c)	2,669,263
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,669,263)	2,669,263

MONEY MARKET FUNDS - 0.6%
48,927	First American Government Obligations Fund - Class X, 0.66% (c)	48,927
	TOTAL MONEY MARKET FUNDS (Cost $48,927)	48,927

	TOTAL INVESTMENTS (Cost $20,849,104) - 130.3%	11,465,763
	Other Liabilities in Excess of Assets - (30.3%)	(2,668,680)
	TOTAL NET ASSETS - 100.0%	$8,797,083

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a market value of $2,940,430 as of May 31, 2022.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

VIRIDI BITCOIN MINERS ETF

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2022

Viridi Bitcoin Miners ETF
Assets:
Investments in securities, at value(1)	$11,465,763
Cash Collateral received for securities loaned (Note 4)	533,666
Securities lending income receivable (Note 4)	7,513
Dividends and interest receivable	130
Total assets	12,007,072

Liabilities:
Due to securities lending agent (Note 4)	3,202,929
Accrued investment advisory fees	7,060
Total liabilities	3,209,989
Net Assets	$8,797,083

Net Assets Consist of:
Paid-in capital	$23,490,290
Total distributable earnings (accumulated deficit)	(14,693,207)
Net Assets:	$8,797,083

Calculation of Net Asset Value Per Share:
Net Assets	$8,797,083
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	700,000
Net Asset Value per Share	$12.57

Cost of Investments in Securities	$20,849,104

(1)	Includes $2,669,263 of collateral for securities on loan.

The accompanying notes are an integral part of these financial statements.

VIRIDI BITCOIN MINERS ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2022

Viridi Bitcoin Miners ETF(1)
Investment Income:
Securities lending income	$45,246
Dividend income	14,590
Interest income	329
Total investment income	60,165

Expenses:
Investment advisory fees	98,370
Net expenses	98,370

Net Investment Income (Loss)	(38,205)

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(2,654,429)
Foreign currency	(2,685)
(2,657,114)
Net change in unrealized depreciation on:
Investments	(9,273,224)
Foreign currency	(110,118)
(9,383,342)
Net realized and unrealized loss on investments:	(12,040,456)
Net Decrease in Net Assets Resulting from Operations	$(12,078,661)

(1)	The Fund commenced operations on July 20, 2021.

The accompanying notes are an integral part of these financial statements.

VIRIDI BITCOIN MINERS ETF

STATEMENT OF CHANGES IN NET ASSETS

Viridi Bitcoin Miners ETF
For the Period Ended May 31, 2022(1)
Decrease in Net Assets from:
Operations:
Net investment income (loss)	$(38,205)
Net realized loss on investments	(2,657,114)
Net change in unrealized depreciation on investments	(9,383,342)
Net decrease in net assets resulting from operations	(12,078,661)

Distributions to Shareholders:
Net investment income	(1,993,533)
Total distributions to shareholders	(1,993,533)

Capital Share Transactions:
Proceeds from shares sold	24,507,793
Payments for shares redeemed	(1,638,670)
Transaction fees (See Note 1)	154
Net increase in net assets derived from net change in capital share transactions	22,869,277
Net Increase in Net Assets	8,797,083

Net Assets:
Beginning of period	-
End of period	$8,797,083

Changes in Shares Outstanding
Shares outstanding, beginning of period	-
Shares sold	750,000
Shares redeemed	(50,000)
Shares outstanding, end of period	700,000

(1)	The Fund commenced operations on July 20, 2021.

The accompanying notes are an integral part of these financial statements.

VIRIDI BITCOIN MINERS ETF

FINANCIAL HIGHLIGHTS
For the Period Ended May 31, 2022

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Viridi Bitcoin Miners ETF
July 20, 2021(6) to May 31, 2022	$25.00	(0.08)	(8.36)	(8.44)	(3.99)	(3.99)	$12.57	(42.90)%	$8,797	0.90%	0.90%	(0.35)%	59%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS

MAY 31, 2022

NOTE 1 – ORGANIZATION

Viridi Bitcoin Miners ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on July 20, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities of companies that engage in and/or assist other market participants in creating Bitcoin (“Bitcoin Miners”). The Fund will not itself invest in Bitcoin directly or indirectly through the use of derivatives. Additionally, the Fund will invest in equity securities of companies in the semiconductor industries, focusing on those that develop or manufacture computer chips used by Bitcoin Miners.

Shares of the Viridi Bitcoin Miners ETF are listed and traded on the NYSE ARCA Exchange, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Viridi Bitcoin Miners ETF
Assets*
Common Stocks	$8,747,573	$-	$-	$8,747,573
Investments Purchased with Proceeds from Securities Lending	2,669,263	-	-	2,669,263
Money Market Funds	48,927	-	-	48,927
Total Investments in Securities	$11,465,763	$-	$-	$11,465,763

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended May 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Cryptocurrency Industry Risk. An investment in companies actively engaged in cryptocurrency technology may be subject to the following risks: The technology is new and many of its uses may be untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of cryptocurrency technology could adversely affect an investment in the Fund. There is no assurance that the cryptocurrency network, or the service providers necessary to accommodate it, will continue in existence or grow.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

As an alternative to fiat currencies that are backed by governments, cryptocurrencies are subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of cryptocurrency either globally or locally. Large-scale purchases or sales of one or more cryptocurrencies could result in movements in the price of cryptocurrencies and could negatively or positively impact the value of the Fund’s investments. Because cryptocurrencies are not backed by a government, they are not subject to the protections that apply to other currencies. For instance, no government can be expected to bolster the value of a cryptocurrency in case of a crash in its value.

To the extent that future regulatory actions or policies limit or enhance the ability to exchange cryptocurrencies or utilize them for payments, the demand for cryptocurrencies may be reduced or increased. Furthermore, regulatory actions may limit the ability of end-users to convert cryptocurrencies into fiat currency (e.g., U.S. Dollars) or use cryptocurrencies to pay for goods and services.

Cryptocurrencies currently faces an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union, China and Russia. Some foreign jurisdictions have banned cryptocurrencies as a means of payment. Most regulatory bodies have not yet issued official statements regarding intention to regulate or determinations on regulation of cryptocurrencies, industry participants, and users. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the cryptocurrency networks and their users, particularly cryptocurrencies exchanges and service providers that fall within such jurisdictions’ regulatory scope. Those laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of cryptocurrency by users, merchants and service providers outside of the United States and may therefore impede the growth of the cryptocurrency economy. The effect of any future regulatory change on cryptocurrency is impossible to predict, but the changes could be substantial and adverse to value of the Fund’s investments. Current and future legislation, governmental and regulatory rulemaking and other regulatory developments may affect how cryptocurrencies are classified (e.g., as a security, property, commodity, currency, etc.) and regulated.

The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies.

Cryptocurrency and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. In addition, governments may curtail the creation and holding of crypto currencies. As a result, companies engaged in cryptocurrency activities may be exposed to adverse regulatory action, fraudulent activity or even failure. Cryptocurrency exchanges have closed due to fraud, business failure, or security breaches; and, in many of these instances the customers of the closed exchanges were not made whole for their losses.

Where cryptocurrency systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a cryptocurrency application, may also introduce defects and vulnerabilities.

Cryptocurrency functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of cryptocurrency technologies and adversely affect the Fund. In addition, certain features of cryptocurrency technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to cryptocurrency and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of cryptocurrency, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

Semiconductor Industry Risk. The semiconductor industry is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The industry has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions.

PFICs, Securities which are determined to be PFICs may have realized and unrealized gains treated as ordinary income, rather than capital gains. This may lead to larger ordinary income distributions to shareholders based on market conditions.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended May 31, 2022 the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Viridi Bitcoin Miners ETF	$5,374	$(626,387)	$621,013

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

New Gen Minting, LLC, known as Viridi Funds (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 29, 2021, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.90% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s semi-annual report dated November 30, 2021.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Fund were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Viridi Bitcoin Miners ETF	$2,940,430	$3,202,929

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period, was as follows:

Viridi Bitcoin Miners ETF	$45,246

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2022, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Viridi Bitcoin Miners ETF	$7,334,459	$6,633,468

For the fiscal period ended May 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Viridi Bitcoin Miners ETF	$21,675,832	$1,592,788

For the fiscal period ended May 31, 2022, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Viridi Bitcoin Miners ETF	$621,013	$-

There were no purchases or sales of U.S. Government securities during the fiscal period.

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2022 were as follows:

Viridi Bitcoin Miners ETF
Tax cost of Investments	$21,900,200
Gross tax unrealized appreciation	74,571
Gross tax unrealized depreciation	(10,509,008)
Net tax unrealized appreciation (depreciation)	$(10,434,437)
Undistributed ordinary income	-
Undistributed long-term gain	-
Total distributable earnings	-
Other accumulated gain (loss)	(4,258,770)
Total accumulated gain (loss)	$(14,693,207)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended May 31, 2022, the Fund did not defer any qualified late year losses. At May 31, 2022, the Fund deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Viridi Bitcoin Miners ETF	$2,026,364	$-

At May 31, 2022, the Fund had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Viridi Bitcoin Miners ETF	$(2,232,405)	$-

VIRIDI BITCOIN MINERS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended May 31, 2022, was as follows:

Fiscal Period Ended May 31, 2022
Ordinary Income
Viridi Bitcoin Miners ETF	$1,993,533

NOTE 8 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Fund’s distributor after the close of the transaction, as approved by the Board on September 15, 2021.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the EA Series Trust.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

VIRIDI BITCOIN MINERS ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SPICER JEFFRIES LLP

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Viridi Bitcoin Miners ETF (the “Fund”, a series of EA Series Trust, the “Trust”) as of May 31, 2022, and the related statements of operations, changes in net assets, and financial highlights for the period from July 20, 2021 (commencement of operations) through May 31, 2022, and the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position as of May 31, 2022, and the results of its operations, changes in net assets, and financial highlights, in all material respects, for the period from July 20, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

VIRIDI BITCOIN MINERS ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

July 29, 2022

VIRIDI BITCOIN MINERS ETF

EXPENSE EXAMPLE

MAY 31, 2022 (UNAUDITED)

As a shareholder of the Viridi Bitcoin Miners ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period December 1, 2021 to May 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period December 1, 2021 to May 31, 2022
Viridi Clean Energy Crypto Mining & Infrastructure ETF[1]
Actual	0.90%	$1,000.00	$318.00	$2.96
Hypothetical (5% annual return before expenses)	0.90%	1,000.00	1,020.44	4.53

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

VIRIDI BITCOIN MINERS ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 13, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

VIRIDI BITCOIN MINERS ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Viridi Bitcoin Miners ETF	0.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2022 was as follows:

Viridi Bitcoin Miners ETF	0.01%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

VIRIDI BITCOIN MINERS ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	20	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 – present) and Editorial Board Member of Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present).	20	None
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	20	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a EA Advisers (2010 – present).	20	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

VIRIDI BITCOIN MINERS ETF

MANAGEMENT OF THE FUND

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 - present); Managing Member, Empirical Finance, LLC d/b/a EA Advisers (2012 – present).
Patrick R. Cleary Born: 1982	Secretary and Chief Compliance Officer	Since 2015	Chief Operating Officer and Managing Member, EA Series Trust (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018)

VIRIDI BITCOIN MINERS ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://viridifunds.com/rigz-etf/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://viridifunds.com/rigz-etf/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://viridifunds.com/rigz-etf/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, PA 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Practus, LLC

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Viridi Bitcoin Miners ETF

Symbol – RIGZ
CUSIP – 02072L755

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Viridi Bitcoin Miners ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Viridi Bitcoin Miners ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Viridi Bitcoin Miners ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	August 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	August 2, 2022

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	August 2, 2022